14. JUDICIAL DEPOSITS	12 Months Ended
Dec. 31, 2018
Judicial Deposits
JUDICIAL DEPOSITS

The rollforward of the judicial deposits is set forth below:

	Tax		Labor		Civil, commercial and other		Total
	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17
Beginning balance	292.5	312.5	360.0	377.4	36.4	42.7	688.9	732.6
Additions	19.1	23.4	181.7	188.3	2.9	7.8	203.7	219.5
Transfer - held for sale (1)	(0.1)	-	(6.8)	-	-	-	(6.9)	-
Reversals	(5.3)	(52.5)	(47.2)	(78.7)	(3.0)	(4.4)	(55.5)	(135.6)
Write-offs	(31.9)	(9.0)	(146.2)	(136.5)	(8.6)	(10.5)	(186.7)	(156.0)
Price index update	14.1	18.2	14.6	11.2	1.4	0.8	30.1	30.2
Exchange rate variation	(0.1)	(0.1)	(4.4)	(1.7)	-	-	(4.5)	(1.8)
Ending balance	288.3	292.5	351.7	360.0	29.1	36.4	669.1	688.9

(1)	Amount transferred to discontinued operations (note 12).